Cash and cash equivalents	12 Months Ended
Mar. 31, 2019
Cash and cash equivalents
Cash and cash equivalents	3.Cash and cash equivalents Cash and cash equivalents consisted of the followings:

As of March 31
2019
Cash on hand	$110
Bank balances	10,362,173
Total	$10,362,283